COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 10 - COMMITMENTS AND CONTINGENT LIABILITIES:

a.	Subcontracting agreement

The Company has entered into a turnkey manufacturing agreement with its major subcontractor provider in Israel in connection with manufacturing and assembling the Company’s products. The agreement is renewed automatically every year, unless either the Company or the turnkey manufacturer gives written notice three months prior to the expiration of the term. Additionally, the Company or the turnkey manufacturer has the ability to terminate the contract at any time and for any reason with a prior written notice of four months.

According to the agreement, the Company does not have a minimum order obligation but the Company provides the subcontractor a six-month rolling forecast with the projected demand for products. In case of termination of the agreement, the Company has to compensate the sub-contractor for non-returnable inventory, materials in orders that cannot be cancelled and finished products inventory. As of December 31, 2019, the subcontractor’s finished goods inventory, raw material and open orders amounted to approximately $2,884.

b.	Litigation and contingencies

The Company was involved in various claims, legal proceedings and investigations.

In January 2019, the Company entered into a settlement agreement with Syneron Medical Ltd. and Candela Corporation (“Syneron-Candela”) and Massachusetts General Hospital (“MGH”) that resolved all patent claims previously in dispute in exchange for a one-time cash payment that the Company made to Syneron-Candela and MGH in February 2019. As part of such settlement agreement, the Company entered into a sublicense agreement with Syneron-Candela and MGH that granted the Company and its subsidiaries a fully paid non-exclusive, royalty-free worldwide sublicense to practice the patents and applications previously in dispute in the licensed field. The sublicense shall continue until the expiration of the last surviving patent or application granted pursuant to the sublicense agreement.

As of December 31, 2018, the Company has accrued a provision of $10,000 in connection with its legal proceedings and settlements, which was paid in February 2019.